SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Commission Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Practical expedient on incremental cost of obtaining contract	true
Sales and broker commissions	¥ 132,994	¥ 67,723	¥ 133,414